Insurance Contract Liabilities - Discount rates (Details)	Dec. 31, 2024	Dec. 31, 2023
United States dollar | 1 year
IFRS Disclosure of types of insurance contracts [Line Items]
Yield used to discount cash flows (as a percent)	4.64%	5.00%
United States dollar | 5 years
IFRS Disclosure of types of insurance contracts [Line Items]
Yield used to discount cash flows (as a percent)	4.83%	4.57%
United States dollar | 10 years
IFRS Disclosure of types of insurance contracts [Line Items]
Yield used to discount cash flows (as a percent)	5.17%	4.70%
United States dollar | 15 years
IFRS Disclosure of types of insurance contracts [Line Items]
Yield used to discount cash flows (as a percent)	5.37%	4.81%
Canadian dollar | 1 year
IFRS Disclosure of types of insurance contracts [Line Items]
Yield used to discount cash flows (as a percent)	3.36%	5.28%
Canadian dollar | 5 years
IFRS Disclosure of types of insurance contracts [Line Items]
Yield used to discount cash flows (as a percent)	3.82%	4.51%
Canadian dollar | 10 years
IFRS Disclosure of types of insurance contracts [Line Items]
Yield used to discount cash flows (as a percent)	4.43%	4.37%
Canadian dollar | 15 years
IFRS Disclosure of types of insurance contracts [Line Items]
Yield used to discount cash flows (as a percent)	4.60%	4.41%
Euro | 1 year
IFRS Disclosure of types of insurance contracts [Line Items]
Yield used to discount cash flows (as a percent)	2.38%	3.38%
Euro | 5 years
IFRS Disclosure of types of insurance contracts [Line Items]
Yield used to discount cash flows (as a percent)	2.50%	2.64%
Euro | 10 years
IFRS Disclosure of types of insurance contracts [Line Items]
Yield used to discount cash flows (as a percent)	2.91%	2.86%
Euro | 15 years
IFRS Disclosure of types of insurance contracts [Line Items]
Yield used to discount cash flows (as a percent)	3.23%	3.08%
British pound sterling | 1 year
IFRS Disclosure of types of insurance contracts [Line Items]
Yield used to discount cash flows (as a percent)	4.74%	4.95%
British pound sterling | 5 years
IFRS Disclosure of types of insurance contracts [Line Items]
Yield used to discount cash flows (as a percent)	4.68%	3.93%
British pound sterling | 10 years
IFRS Disclosure of types of insurance contracts [Line Items]
Yield used to discount cash flows (as a percent)	5.14%	4.26%
British pound sterling | 15 years
IFRS Disclosure of types of insurance contracts [Line Items]
Yield used to discount cash flows (as a percent)	5.51%	4.60%